Segment Reporting Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Selected Financial Information of Reportable Segments
Selected financial information for our reportable segments is as follows (in millions):

	Inpatient Rehabilitation			Home Health and Hospice
	For the Year Ended December 31,			For the Year Ended December 31,
	2016	2015	2014	2016	2015	2014
Net operating revenues	$3,021.1	$2,653.1	$2,377.3	$686.1	$509.8	$28.6
Less: Provision for doubtful accounts	(57.0)	(44.7)	(31.2)	(4.2)	(2.5)	(0.4)
Net operating revenues less provision for doubtful accounts	2,964.1	2,608.4	2,346.1	681.9	507.3	28.2
Operating expenses:
Inpatient rehabilitation:
Salaries and benefits	1,493.4	1,310.6	1,141.0	—	—	—
Other operating expenses	431.5	387.7	342.5	—	—	—
Supplies	128.8	120.9	111.5	—	—	—
Occupancy costs	61.2	46.2	41.2	—	—	—
Home health and hospice:
Cost of services sold (excluding depreciation and amortization)	—	—	—	336.5	244.8	17.0
Support and overhead costs	—	—	—	237.2	172.7	6.9
	2,114.9	1,865.4	1,636.2	573.7	417.5	23.9
Other income	(2.9)	(2.3)	(4.0)	—	—	—
Equity in net income of nonconsolidated affiliates	(9.1)	(8.6)	(10.7)	(0.7)	(0.1)	—
Noncontrolling interests	64.0	62.9	59.3	6.5	6.8	0.4
Segment Adjusted EBITDA	$797.2	$691.0	$665.3	$102.4	$83.1	$3.9

Capital expenditures	$97.7	$151.7	$187.9	$6.5	$5.8	$—

Reconciliation of Assets from Segment to Consolidated

	As of December 31, 2016	As of December 31, 2015
Total assets for reportable segments	$4,753.3	$4,677.4
Reclassification of noncurrent deferred income tax liabilities to net noncurrent deferred income tax assets	(71.4)	(71.3)
Total consolidated assets	$4,681.9	$4,606.1

	Inpatient Rehabilitation	Home Health and Hospice	HealthSouth Consolidated
As of December 31, 2016
Total assets	$3,629.6	$1,123.7	$4,681.9
Investments in and advances to nonconsolidated affiliates	10.6	2.4	13.0
As of December 31, 2015
Total assets	$3,589.0	$1,088.4	$4,606.1
Investments in and advances to nonconsolidated affiliates	9.3	2.4	11.7

Reconciliation of Segment Adjusted EBITDA to Income from Continuing Operations Before Income Tax Expense
Segment reconciliations (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Total segment Adjusted EBITDA	$899.6	$774.1	$669.2
General and administrative expenses	(133.4)	(133.3)	(124.8)
Depreciation and amortization	(172.6)	(139.7)	(107.7)
Loss on disposal or impairment of assets	(0.7)	(2.6)	(6.7)
Government, class action, and related settlements	—	(7.5)	1.7
Professional fees - accounting, tax, and legal	(1.9)	(3.0)	(9.3)
Loss on early extinguishment of debt	(7.4)	(22.4)	(13.2)
Interest expense and amortization of debt discounts and fees	(172.1)	(142.9)	(109.2)
Gain on consolidation of former equity method hospital	—	—	27.2
Net income attributable to noncontrolling interests	70.5	69.7	59.7
Gain related to SCA equity interest	—	3.2	—
Income from continuing operations before income tax expense	$482.0	$395.6	$386.9

Reconciliation of Revenue from Segments to Consolidated
Additional detail regarding the revenues of our operating segments by service line follows (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Inpatient rehabilitation:
Inpatient	$2,905.5	$2,547.2	$2,272.5
Outpatient and other	115.6	105.9	104.8
Total inpatient rehabilitation	3,021.1	2,653.1	2,377.3
Home health and hospice:
Home health	635.2	478.1	28.6
Hospice	50.9	31.7	—
Total home health and hospice	686.1	509.8	28.6
Total net operating revenues	$3,707.2	$3,162.9	$2,405.9